Intangibles - Other intangibles (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 214,046	$ 224,634
Customer relationships, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	209,001	219,589
Contractual vendor intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 5,045	$ 5,045